Interest-Bearing Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Credit loans or Guaranteed loans or Mortgages loans		¥ 12,774	¥ 19,222
Credit loan one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jan. 05, 2022
Interest rate		1.80%
Credit loans or Guaranteed loans or Mortgages loans			563
Guaranteed loan one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jan. 13, 2022
Interest rate		1.50%
Credit loans or Guaranteed loans or Mortgages loans			913
Guaranteed loan two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Mar. 09, 2022
Credit loans or Guaranteed loans or Mortgages loans			794
Interest rate, description	[1]	EURLIBOR+3.00
Guaranteed loan two [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.00%
Guaranteed loan three [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 08, 2023
Credit loans or Guaranteed loans or Mortgages loans		¥ 742
Guaranteed loan three [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.50%
Interest rate, description	[2]	EURIBOR+2.50
Guaranteed loan three [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.70%
Interest rate, description	[2]	EURIBOR+2.70
Guaranteed loan four [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 08, 2023
Interest rate		3.10%
Credit loans or Guaranteed loans or Mortgages loans		¥ 2,450	2,383
Credit loan two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jun. 25, 2024
Interest rate		3.08%
Credit loans or Guaranteed loans or Mortgages loans		¥ 2,307	2,366
Credit loan three [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 16, 2024
Interest rate		3.30%
Credit loans or Guaranteed loans or Mortgages loans			5,483
Credit loan four [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Sep. 27, 2024
Credit loans or Guaranteed loans or Mortgages loans		¥ 6,756	6,184
Interest rate, description	[3]	USD LIBOR+1.00
Credit loan four [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.00%
Mortgages loans one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jun. 15, 2034
Credit loans or Guaranteed loans or Mortgages loans		¥ 436	450
Interest rate, description	[4]	LPR
Mortgages loans two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jun. 15, 2034
Credit loans or Guaranteed loans or Mortgages loans		¥ 51	53
Interest rate, description	[4]	LPR+0.53
Mortgages loans three [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jun. 15, 2034
Credit loans or Guaranteed loans or Mortgages loans		¥ 32	¥ 33
Interest rate, description	[4]	LPR+0.63

[1]	3.00% when EURIBOR is negative.
[2]	2.50% for 12 months and 2.70% for more than 12 months when EURIBOR is negative.
[3]	1.00% when USD LIBOR is negative.
[4]	The adjustment date is 1 January of each year.